Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss before income tax	$ (31,658)	$ (42,198)	$ (15,884)
Adjusted for:
Depreciation and amortization of non-current assets	504	331	213
Foreign currency exchange (gain) loss, net	(2,923)	(2,040)	869
Amortization of right-of-use assets	277	227	251
Share-based compensation expense	4,113	3,907	557
Income tax expense	(249)	(157)	(43)
Amortization of premium on investments	(134)	446
Changes in working capital:
Receivables and other	(2,891)	777	(1,072)
VAT receivable	416	(35)	(186)
Prepaid expenses and other assets	(1,857)	(2,859)	(795)
Trade accounts payable and other	1,413	1,618	323
Deferred offering & financing costs		1,623	(323)
Deferred revenue	33,510	(4,649)	6,176
License liabilities	(2,828)	13,713
Other liabilities	6,350	649	607
Net cash provided by (used in) operating activities	4,043	(28,647)	(9,307)
Cash flows from investing activities:
Purchases of property and equipment	(587)	(764)	(502)
Purchases of investments	(70,877)	(45,291)
Maturities of investments	80,810	2,510
Net cash provided by (used in) investing activities	9,346	(43,545)	(502)
Cash flows from financing activities:
Proceeds from option exercises	15
Proceeds from common shares from initial public offering, net		94,189
Proceeds from Series C financing, net		61,798	22,025
Payment of Series A preferred and common shares repurchased		(5,167)	(4,849)
Proceeds from borrowings	611	680	2,033
Payment of principal portion of lease liabilities	(343)	(340)	(240)
Net cash provided by financing activities	283	151,160	18,969
Net increase in cash and cash equivalents	13,672	78,968	9,160
Cash and cash equivalents at beginning of year	90,869	15,818	7,338
Effects of exchange rate changes	(4,208)	(3,917)	(680)
Cash and cash equivalents at end of year	100,333	90,869	15,818
Supplemental schedule of noncash operating and financing activities:
Issuance of common shares to VUmc in lieu of payment for license liabilities	$ 2,201	$ 3,655
Deferred offering costs in accounts payable and accrued expenses			$ 489